Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Summary of Number of Outstanding Warrants and Fair Value
The below table summarizes the number of outstanding Warrants and the fair value as of the 2021 Successor Period. See note 19 for further information.

	Fair Value	# of Warrants
December 31, 2021 (Successor)
Public Warrants	$7,600	8,625,000
Private Placement Warrants	$26,300	9,900,000